Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
Cash flows from operating activities
Net loss	$ (5,262)	$ (412,861)	$ (412,861)
Net loss from discontinued operations		(414,877)
Net loss from discontinued operations	(5,262)	2,016
Amortization of right to use asset	5	6
Share-based compensation	4	4
Inventories	(276,000)
Prepaid expenses	8
Accounts payable	74,510
Interest payable	3,914	2,905
Operating lease liabilities	1
Accrued expenses	333	(1,417)
Net cash (used in) provided by operating activities from continuing operations	(202,487)	3,514
Net cash provided by operating activities from discontinued operations
Net cash (used in) provided by operating activities	(202,487)	3,514
Cash flows from investing activities
Proceeds from disposal of subsidiaries, net of cash		(15,097)
Net cash used in investing activities from continuing operations		(15,097)
Net cash provided by investing activities from discontinued operations
Net cash used in investing activities		(15,097)
Cash flows from financing activities
Proceeds from issuance of ordinary shares and warrants, net of issuance cost	88,348	24,990
Proceeds from third-party loans		2,000
Repayment of third-party loans	(6,905)
Net cash provided by financing activities from continuing operations	81,443	26,990
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities	81,443	26,990
Net (decrease) increase in cash	(121,044)	15,407
Cash, beginning of period	121,112	45,479	45,479
Cash, end of period	68	60,886	$ 121,112
Supplemental disclosure of cash flow information:
Interest paid	$ 433